STATEMENT OF COMPLIANCE (Policies)	12 Months Ended
Dec. 31, 2023
Disclosure of significant accounting policies [Abstract]
Statement of compliance	STATEMENT OF COMPLIANCE The consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board (IASB).
Accounting standards, interpretations and amendments to published accounting standards	Accounting standards, interpretations and amendments to published accounting standards
The following new accounting standard and amendments to published accounting standards which were effective for the first time from 1 January 2023, were adopted, and had no material impact on the Group:
•Amendments to IAS 12 ‘Income Taxes’ relating to deferred tax assets and liabilities arising from a single transaction.
•Amendments to IAS 12 ‘Income Taxes’ which provides companies with temporary relief from accounting for deferred taxes arising from the Organisation for Economic Co-operation and Development’s (OECD) international tax reform.
•IFRS 17 ‘Insurance Contracts’ which is a new standard for the recognition, measurement, presentation and disclosure of insurance contracts.

Accounting standards, amendments and interpretations issued which are relevant to the Group, but not yet effective	Accounting standards, amendments and interpretations issued which are relevant to the Group, but not yet effective
The amendments to accounting standards issued which are relevant to the Group, but not yet effective on 31 December 2023, include:
•Amendments to IFRS 7 ‘Financial Instruments: Disclosure’ and IAS 7 ‘Statement of Cash Flows’ relating to Supplier
Finance Arrangements
The amendments address the presentation of liabilities and the associated cash flows arising out of supplier finance arrangements, as well as disclosures required for such arrangements. The disclosure requirements in the amendments enhance the current requirements and are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. The effect of the amendments to the accounting standard is not expected to have a material impact on the Group’s results.
•Amendments to IAS 21 ‘The Effects of Changes in Foreign Exchange Rates’ relating to Lack of Exchangeability
The amendments clarify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking, as well as require the disclosure of information that enables users of financial statements to understand the impact of a currency not being exchangeable. The effect of the amendment to the accounting standard is not expected to have a material impact on the Group’s results.

Reporting entity	REPORTING ENTITY
On 12 May 2023, the Group announced the intention to implement a corporate restructuring to reorganise its operations under a new parent company, AngloGold Ashanti plc, incorporated in England and Wales, with a primary listing of its ordinary shares on the New York Stock Exchange (NYSE). The corporate restructuring was implemented through the issue of ordinary shares of
AngloGold Ashanti plc in exchange for the existing ordinary shares of AngloGold Ashanti Limited.
On 25 September 2023, the Group completed its corporate restructuring with the commencement of trading of the ordinary shares of AngloGold Ashanti plc on the NYSE, maintaining the ticker symbol AU. Trading in the AngloGold Ashanti Limited
American Depositary Shares (ADSs) on the NYSE ceased at the close of market on 22 September 2023 and the AngloGold
Ashanti Limited ADS programme was terminated with effect from 25 September 2023. AngloGold Ashanti remains committed to the Johannesburg Stock Exchange (JSE) and A2X Market (A2X) in South Africa and the Ghana Stock Exchange (GSE) in Ghana
on which it has maintained secondary listings. The ordinary shares of AngloGold Ashanti plc were listed on the JSE and A2X on
20 September 2023, maintaining the ticker symbol ANG. The ordinary shares and Ghanaian Depositary Shares of AngloGold
Ashanti plc were listed on the GSE, maintaining the ticker symbols AGA and AAD, respectively, on 26 September 2023.
The AngloGold Ashanti Group is now headquartered in Denver, Colorado, USA and retains a substantial corporate office in
Johannesburg. The Company’s registered office and principal executive office are located in the United Kingdom. The AngloGold
Ashanti plc consolidated financial statements are a continuation of the previous AngloGold Ashanti Limited consolidated financial statements with the comparative information adjusted to reflect the legal share capital of AngloGold Ashanti plc.
See note 1.3.1 for the accounting treatment of the corporate restructuring transaction.
Corporate restructuring
As described in note 1.1, the corporate restructuring transaction was completed on 25 September 2023. The acquisition of
AngloGold Ashanti Limited by AngloGold Ashanti plc did not constitute a business combination as defined by IFRS 3 ‘Business
Combinations’ and the predecessor accounting method was followed for the transaction using existing carrying values of assets and liabilities. This was because neither party to the transaction could be identified as the accounting acquirer and post the acquisition there was no change of economic substance or ownership in the Group. The shareholders of AngloGold Ashanti plc have the same commercial and economic interest as they had prior to the transaction and no new additional ordinary shares were issued as part of the transaction.
The corporate restructuring transaction was implemented on a share-for-share basis with 419,685,792 AngloGold Ashanti plc ordinary shares issued at a nominal value of $1.00 each. Following the transaction, the consolidated financial statements of
AngloGold Ashanti plc reflect that the transaction is in substance a continuation of the consolidated financial statements of
AngloGold Ashanti Limited and the comparative information is presented as if the reorganisation had occurred at the beginning of the earliest period presented. In order to effect the reorganisation in the Group at the beginning of the earliest period presented, the share capital and share premium balances of AngloGold Ashanti Limited were represented to a reorganisation reserve. Post the corporate restructuring transaction, the reorganisation reserve was adjusted to reflect the issue of AngloGold Ashanti plc ordinary shares in exchange for AngloGold Ashanti Limited ordinary shares. Whilst the consolidated financial statements are a continuation of AngloGold Ashanti Limited, the share capital and share premium balances in the statement of changes in equity and statement of financial position for each of the financial years ended 31 December 2022 and 2021 have been represented to reflect the effect of the reorganisation. As a result of the corporate restructuring transaction, there were no changes to earnings per ordinary share (note 10) and dividends (note 11) for each of the financial years ended 31 December 2022 and 2021, as the earnings per ordinary share and dividends were based on the ordinary shares of AngloGold Ashanti Limited, the previous parent entity.
The following disclosures have been impacted by the corporate restructuring transaction:
•Segmental information (note 2): With the change in domicile of the Group’s parent company from South Africa to the
United Kingdom, the segment disclosures have been updated to reflect the country of domicile to be the United
Kingdom. Comparative information has been restated.
•Taxation (note 9): With the change in domicile of the Group’s parent company from South Africa to the United Kingdom, the Group tax rate reconciliation for 31 December 2023 has been prepared using the UK corporate tax rate of 25%. The comparative information is presented using the South African corporate tax rate of 28%.
Following the completion of the corporate restructuring transaction in September 2023, the Group’s parent company changed from being a South African domiciled parent company to a UK parent company. As the functional currency of the UK parent company has been assessed to be USD, exchange differences of ZAR entities included in the Group arising on consolidation post the effective date of the corporate restructuring transaction, will be re-cycled through the income statement on disposal.

Basis of preparation	BASIS OF PREPARATION
On 25 September 2023, the Group completed a corporate restructuring whereby its operations were reorganised under a new parent company, AngloGold Ashanti plc, which became the listed UK parent company of the Group and the successor issuer to
AngloGold Ashanti Limited, the previous parent company.
The consolidated financial statements have been prepared on a going concern basis under the historical cost convention, except for the revaluation of certain assets and liabilities to fair value. The Group’s accounting policies are consistent in all material respects with those applied in the previous year, except for the impact of the corporate restructuring.
The Group financial statements are presented in US dollars. All results are from continuing operations unless otherwise stated.
The Group financial statements incorporate the financial statements of the Company, its subsidiaries and its interests in joint ventures and associates. The financial statements of all material subsidiaries, joint ventures and associates, are prepared for the same reporting period as the Company, using the same accounting policies.
Subsidiaries are all entities over which the Group has control. The Group controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
Control would generally exist where the Group owns more than 50% of the voting rights, unless the Group and other investors collectively control the entity where they must act together to direct the relevant activities. In such cases, as no investor individually controls the entity, the investment is accounted for as an associate, joint venture or a joint operation.  Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date on which control ceases. The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the elements of control. Intra-group transactions, balances and unrealised gains and losses on transactions between Group companies, including any resulting tax effects are eliminated.

Going concern	Going concern
The going concern assessment included the preparation of detailed cash flow forecasts for at least 12 months and updated life-
of-mine plan models with longer term cash flow projections, which demonstrate that the Group will have sufficient cash, other liquid resources and undrawn credit facilities to enable it to meet its obligations as they fall due  during the 12 months immediately following the date when the financial statements are authorised for issue.
The Group’s base case going concern assessment is based upon management’s best estimate of gold and foreign exchange consensus prices, while simultaneously applying a risk adjustment factor to the estimated production which has been determined in line with approved life-of-mine plans and ongoing capital requirements. A further stress test has been prepared reflecting a reduction in the consensus gold price, prior to any mitigation strategies in order to assess whether financial maintenance covenants per the Group’s loan agreements are breached or financial liquidity headroom runs out. The result of this stress test demonstrated that the likelihood of a decrease in the gold price causing a risk of a financial liquidity shortfall or a breach in the financial maintenance covenants is remote.
Having assessed the financial position and future plans of the Group, the Directors believe that it is appropriate to adopt the going concern basis of accounting in preparing the consolidated financial statements.
Climate change considerations	Climate change considerations
The Company’s 2020/2021 TCFD-aligned Climate Change Report outlines the Board-approved Climate Change Strategy which seeks to embed the management of physical and transition climate risks and opportunities into the Company’s strategic and operational planning processes, a process that was enabled through a refreshed company-wide climate change governance framework. That Report also summarised, at a high level, findings from physical climate risk assessments conducted at each of the operating assets, considering a business-as-usual climate scenario.
The potential effect of global decarbonisation scenarios and other transition risks on the Company’s business strategy and planning assumptions, such as evolving host country climate policies, the cost of energy and other key mining inputs which may be affected by carbon pricing, is an area that continues to be monitored and assessed.
AngloGold Ashanti does not mine or extract fossil fuels such as coal, natural gas or oil.  AngloGold Ashanti does, however, emit greenhouse gases (GHGs) directly through the combustion of fuels and other energy products at its gold mining operations and indirectly through the consumption of electricity purchased from national grids that include fossil-based energy in their electricity production.
The Company continues to execute on its 2021 Board-approved Climate Change Strategy, with a particular focus on developing and implementing energy decarbonisation projects in support of its objective of reducing Scope 1 and 2 GHG emissions by 30%
by 2030 as compared to a 2021 baseline, as announced in 2022. This mid-term target is a key milestone en-route to the
Company’s overall objective of net zero Scope 1 and 2 GHG emissions by 2050, in line with the ambitions of the Paris
Agreement. In addition, the Company has committed to explore opportunities, where feasible, to address Scope 3 GHG emissions consistent with its commitment, as a member of the International Council on Mining and Metals (ICMM), to set Scope
3 GHG emissions reduction targets.
In 2023, AngloGold Ashanti advanced its collective understanding of the various approaches to applying scenario analyses and began efforts to quantify certain climate-related risk on its business plans. Having laid the groundwork for this in 2023, work on developing the financial models will be progressed during 2024 and with a goal to inform its scenario analysis approach moving forward.
Management has considered certain implications of climate change when preparing the consolidated financial statements. These considerations, integral to the Group’s strategy and operations, were factored in across various areas:
•Estimates utilised in determining future cash flows in life-of-mine models feeding the impairment process:
•Mine sites are designed with a significant margin of safety to endure extreme weather events, such as heavy rainfall, high winds, and temperature fluctuations. This engineering means that the structures and operational activities are more durable than what the average weather conditions would require, resulting in an increased level of resilience against the increasing severity and frequency of weather events predicted by climate change models.
•Estimates used in determining the environmental rehabilitation provision:
•Rehabilitation designs are progressively adapted to address identified risks, including changing expectations of seasonal weather patterns.
•Rehabilitation plans and estimates include long-term monitoring and maintenance protocols, which also serve to address unforeseen effects that may arise from a changing climatic patterns.
•Inclusion of a contingency allowance or risk factor, which may encompass climate change impacts on rehabilitation success.
•Rehabilitation and decommissioning works scheduling and costing considerations factor in weather conditions to mitigate risks of schedule and cost overruns.
•Determination of targets for the Group’s Deferred Share Plan.
The significant impacts of climate-related strategic decisions are reflected in management’s assessments and estimates, particularly concerning future cash flow projections supporting the recoverable amounts of mining assets once the strategic decisions have been approved by the Board, and the implementation of these is likely. While climate change considerations did not significantly affect key accounting judgements and estimates in the current year, the focus on climate-related strategic decisions, like decarbonisation projects and alternative energy sources, could potentially have a substantial impact in future periods, when entered into and concluded
Prior period error in the calculation of a deferred tax asset with respect to the Obuasi mine and other restatements	Prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine and other restatements
In connection with the preparation of the Group’s consolidated financial statements as of and for the financial year ended 31
December 2023, the Group concluded that its previously issued audited consolidated financial statements as of and for the financial year ended 31 December 2022 contained an error in the calculation related to the reported amount of the net deferred tax asset with regard to the Obuasi mine. The group has determined that the error related to an incorrect interpretation of
Ghanaian tax laws and regulations combined with the use of the incorrect underlying data in the deferred tax model for the
Obuasi mine, both of which consequently contributed to the misapplication of the requirements of IFRS Accounting Standards, as issued by the IASB, specifically, IAS 12 ‘Income Taxes’. Additionally, the Group also corrected other errors which were not considered material to the previously issued financial statements for the periods ended 31 December 2022 and 2021.
The Group evaluated the effect of these prior period errors and determined that it needed to restate its consolidated financial statements as of and for the financial year ended 31 December 2022 and would restate its consolidated financial statements as of and for the financial year ended 31 December 2021, in both cases in accordance with IFRS Accounting Standards. As part of assessing the impact of the prior period errors, the Group applied the requirements of IAS 8 ‘Accounting Policies, Changes in
Accounting Estimates and Errors’ and the guidance in the SEC Staff Accounting Bulletin No. 99 ‘Materiality’. The aggregate restatement due to the error related to the reported amount of the net deferred tax asset with regard to the Obuasi mine resulted in a reduction in profit for the financial year ended 31 December 2022 by $49m. The restatement due to the other errors which were also corrected resulted in a reduction in profit for the financial year ended 31 December 2022 by $16m and a reduction in profit for the financial year ended 31 December 2021 by $8m. The restatements had no impact on the Group’s debt, the financial maintenance covenants in its credit facilities or its statement of cash flows.
The other errors which were corrected related to the following:
a.Kibali - Equity-accounted losses adjustment recorded in 2021 ($6m) and 2022 ($3m);
b.Geita - Foreign exchange adjustment on VAT receivable reclassified from 2022 to 2021 ($2m);
c.Rand Refinery - Derivative fair value adjustment reclassified from 2022 to 2021 ($2m);
d.Mineração Serra Grande - Impairment adjustment recorded in 2022 ($9m);
e.Siguiri - Deferred stripping adjustment recorded in 2021 ($2m) and 2022 ($4m);
f.Group - Reclassification of environmental rehabilitation provisions from non-current provisions to current provisions in
2021 ($29m) and 2022 ($38m);
g.Group - Reclassification of lease liabilities from current liabilities to non-current liabilities in 2022 ($13m); and
h.Group - Reclassification of short-term provisions from trade and other payables to environmental rehabilitation and other provisions in 2021 ($47m) and 2022 ($43m).
The impact of the above restatements on each financial statement line item is presented below.
In addition, in the financial risk management note (note 31), liquidity risk disclosures on trade and other payables were adjusted to exclude non-financial liabilities in 2021 ($150m) and 2022 ($145m).
Voluntary change in cash flow presentation
The Group has voluntarily opted to revise the presentation of the statement of cash flows to reflect the indirect method in accordance with IAS 7 ‘Statement of Cash Flows’. The revised presentation enhances transparency of the Group’s selected presentation of cash flows from operating activities. This resulted in the removal of additional disclosures relating to ‘receipts from customers’ (2022: $4,517m; 2021: $4,054m) and ‘payments to suppliers and employees’ (2022: $3,273m; 2021: $2,701m)
as previously included in the statement of cash flows.
1.3 RESTATEMENTS continued

		2021
Figures in millions	Ref	As reported on 31 December 2021	1.3.1 Corporate restructuring	1.3.2 Other restatements	As restated on 31 December 2021
		US Dollars
Income statement

Cost of sales	e	(2,857)	—	(2)	(2,859)
Gross profit	e	1,172	—	(2)	1,170
Foreign exchange and fair value adjustments	b	(43)	—	(3)	(46)
Share of associates and joint ventures' profit	a,c	249	—	(4)	245
Profit before taxation	a,b,c,e	958	—	(9)	949
Taxation	b	(312)	—	1	(311)
Profit for the year	a,b,c,e	646	—	(8)	638

Attributable to:
Equity shareholders	a,b,c,e	622	—	(8)	614
Basic earnings per ordinary share (US cents)		148	—	(2)	146
Diluted earnings per ordinary share (US cents)		148	—	(2)	146

Headline earnings	a,b,c,e	612	—	(8)	604
Basic headline earnings per ordinary share (US cents)		146	—	(2)	144
Diluted headline earnings per ordinary share (US cents)		146	—	(2)	144

Statement of comprehensive income
Total comprehensive income for the year, net of tax	a,b,c,e	541	—	(8)	533

Statement of financial position

Tangible assets	e	3,493	—	14	3,507
Investments in associates and joint ventures	a,c	1,647	—	(4)	1,643
Non-current assets	a,c,e	5,857	—	10	5,867
					—
Trade, other receivables and other assets	b	260	—	(3)	257
Current assets	b	2,143	—	(3)	2,140
					—
Environmental rehabilitation and other provisions	f	729	—	(29)	700
Non-current liabilities	f	3,108	—	(29)	3,079
					—
Trade and other payables	h	647	—	(47)	600
Environmental rehabilitation and other provisions	f,h	—	—	76	76
Current liabilities	f	798	—	29	827

Statement of changes in equity

Share capital and premium		7,223	(7,223)	—	—
Reorganisation reserve		—	7,223	—	7,223
Accumulated losses	a,b,c,e	(1,904)	—	5	(1,899)
Shareholders' equity		4,042	—	5	4,047
Non-controlling interests	e	52	—	2	54
Total equity	a,b,c,e	4,094	—	7	4,101

1.3 RESTATEMENTS continued

		2022
Figures in millions	Ref	As reported on 31 December 2022	1.3.1 Corporate restructuring	1.3.2 Obuasi deferred tax restatement	1.3.2 Other restatements	As restated on 31 December 2022
		US Dollars
Income statement

Cost of sales	e	(3,362)	—	—	(4)	(3,366)
Gross profit	e	1,133	—	—	(4)	1,129
Impairment, derecognition of assets and profit (loss) on disposal	d	(304)	—	—	(11)	(315)
Foreign exchange and fair value adjustments	b	(128)	—	—	3	(125)
Share of associates and joint ventures' profit	a,c	166	—	—	(5)	161
Profit before taxation	a,b,c,d.e	489	—	—	(17)	472
Taxation	b,d	(173)	—	(49)	1	(221)
Profit for the year	a,b,c,d,e	316	—	(49)	(16)	251

Attributable to:
Equity shareholders	a,b,c,d,e	297	—	(49)	(15)	233
Non-controlling interests	e	19	—	—	(1)	18

Basic earnings per ordinary share (US cents)		71	—	(12)	(4)	55
Diluted earnings per ordinary share (US cents)		71	—	(12)	(4)	55

Headline earnings	a,b,c,e	544	—	(49)	(6)	489
Basic headline earnings per ordinary share (US cents)		129	—	(12)	(1)	116
Diluted headline earnings per ordinary share (US cents)		129	—	(12)	(1)	116

Statement of comprehensive income
Total comprehensive income for the year, net of tax	a,b,c,d,e	242	—	(49)	(17)	176

Statement of financial position

Tangible assets	d,e	4,209	—	—	(1)	4,208
Investments in associates and joint ventures	a,c	1,100	—	—	(9)	1,091
Deferred taxation		72	—	(49)	—	23
Non-current assets	a,c,d,e	5,927	—	(49)	(10)	5,868

Lease liabilities	g	102	—	—	13	115
Environmental rehabilitation and other provisions	f	634	—	—	(38)	596
Non-current liabilities	f,g	3,079	—	—	(25)	3,054

Lease liabilities	g	84	—	—	(13)	71
Trade and other payables	h	710	—	—	(43)	667
Environmental rehabilitation and other provisions	f,h	—	—	—	81	81
Current liabilities	f,g	859	—	—	25	884

Statement of changes in equity

Share capital and premium		7,239	(7,239)	—	—	—
Reorganisation reserve		—	7,239	—	—	7,239
Accumulated losses	a,b,c,d,e	(1,715)	—	(49)	(10)	(1,774)
Foreign currency translation reserve	c	(1,440)	—	—	(1)	(1,441)
Shareholders' equity	a,b,c,d,e	4,100	—	(49)	(11)	4,040
Non-controlling interests	e	34	—	—	1	35
Total equity	a,b,c,d,e	4,134	—	(49)	(10)	4,075

Revenue from product sales
Accounting policies
Revenue from product sales comprises sales of:
•refined gold and doré bars;
•by-products including silver and sulphuric acid; and
•gold concentrate.
Revenue from spot market sales are recognised at a point in time when control of the goods passes to the customer and the performance obligations of transferring control have been met. Control of the goods passes to the customer on settlement date. The amount of revenue recognised reflects the consideration to which the entity is entitled in exchange for the goods transferred.
Sales of gold concentrate are recorded when control of ownership passes to the customer, net of refining and treatment charges. Control of ownership passes to the customer either at the warehouse, on the date of issuance of a holding certificate to the customer, or at the time of shipment, depending on the terms agreed with the customer. Sales prices are provisionally set on a specified future date after shipment, based on market prices. Revenue is recorded using forward market gold prices on the expected date that the final sales will be determined.
Changes in the fair value as a result of changes in forward gold prices are classified as provisional price adjustments and included as a component of revenue.

Employee benefits

Accounting policies
Termination benefits are payable when employment is terminated before the normal retirement date, or when an employee accepts voluntary redundancy in exchange for these benefits. The Group recognises a liability and expense for termination benefits when it is demonstrably committed to either terminating the employment of current employees according to a detailed formal plan without possibility of withdrawal; or
providing termination benefits as a result of an offer made to encourage voluntary redundancy based on the number of employees expected to accept the offer. Benefits falling due more than 12 months after reporting date are discounted to present value.

Share-based payments

Accounting policies
The Group’s management awards certain employee bonuses in the form of equity-settled share-based payments on a discretionary basis.
The fair value of the equity instruments granted is calculated at grant date. For transactions with employees, fair value is based on market prices of the equity instruments granted, if available, taking into account the terms and conditions upon which those equity instruments were granted. If market prices of the equity instruments granted are not available, the fair value of the equity instruments granted is estimated using an appropriate valuation model. Vesting conditions, other than market conditions, are not taken into account when estimating the fair value of shares or share options at measurement date.
Over the vesting period, the fair value at measurement date is recognised as an employee benefit expense with a corresponding increase in other capital reserves based on the Group’s estimate of the number of instruments that will eventually vest. The income statement charge or credit for a period represents the movement in cumulative expense recognised as at the beginning and end of that period. Vesting assumptions for non-market conditions are reviewed at each reporting date to ensure they reflect current expectations.
When options are exercised or share awards vest, the proceeds received, net of any directly attributable transaction costs, are credited to share capital (nominal value) and share premium.
Where the terms of an equity settled award are modified, as a minimum, an expense is recognised as if the terms had not been modified. In addition, an expense is recognised for any modification which increases the total fair value of the share-based payment arrangement, or is otherwise beneficial to the employee, as measured at the date of the modification.

Significant accounting judgements and estimates

Significant accounting judgements and estimates
The Group tax reconciliation between tax expense and the product of accounting profit multiplied by the applicable tax rate, prepared in accordance with IAS 12 ‘Income Taxes’, applies the UK domestic corporate tax rate of 25% for the 2023 year.
The Group recognises the net future tax benefit related to deferred income tax assets to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future. Assessing the recoverability of deferred income tax assets requires the Group to make significant estimates related to expectations of future taxable income. Estimates of future taxable income are based on detailed cash flow forecasts for at least 12 months and updated life-of-mine plan models with longer term cash flow projections from operations and the application of existing tax laws in each jurisdiction. To the extent that future cash flow projections and taxable income differ significantly from estimates, the ability of the Group to realise the net deferred tax assets recorded at the reporting date could be impacted.
Additionally, future changes in tax laws in the jurisdictions in which the Group operates could limit the ability of the Group to obtain tax deductions in future periods.

Significant accounting judgements and estimates
Amortisation
The majority of mining assets are amortised using the units-of-production method (on an ounces basis) where the mine operating plan calls for production from a well-defined Proven and Probable Mineral Reserve.
For other tangible assets, the straight-line method is applied over the estimated useful life of the asset which does not exceed the estimated mine life based on Proven and Probable Mineral Reserve as the useful lives of these assets are considered to be limited to the life of the relevant mine as follows:
•plant and machinery up to life-of-mine;
•equipment and motor vehicles up to five years; and
•computer equipment up to three years.
Assets are amortised to residual values. Residual values and useful lives are reviewed, and adjusted if appropriate, at the beginning of each financial year.
The calculation of the units-of-production rate of amortisation could be impacted to the extent that actual production in the future is different from current forecast production based on Proven and Probable Mineral Reserve. This would generally arise from the following factors:
•changes in Proven and Probable Mineral Reserve;
•the grade of Mineral Reserve may vary significantly from time to time;
•differences between actual commodity prices and commodity price assumptions;
•unforeseen operational issues at mine sites; and
•changes in capital, operating, mining, processing and reclamation costs, discount rates and foreign exchange rates.
Changes in Proven and Probable Mineral Reserve could similarly impact the useful lives of assets amortised on the straight-line method, where those lives are limited to the life of the mine.

Stripping costs
The Group has a number of surface mining operations that are in the production phase for which production stripping costs are incurred. The benefits that accrue to the Group as a result of incurring production stripping costs include (a) ore that can be used to produce inventory and (b)
improved access to a component of the ore body that will be mined in future periods.
Components of the various ore bodies at the operations of the Group are determined based on the geological areas identified for each of the ore bodies and are reflected in the Mineral Reserve reporting of the Group. In determining whether any production stripping costs should be capitalised as a stripping activity asset, the Group uses the average stripping ratio measure as an indicator of the quantum of production stripping costs that should be capitalised. Once determined that any portion of the production stripping costs should be capitalised, the Group determines the amount of the production stripping costs that should be capitalised with reference to the average mine costs per tonne of the component and the actual waste tonnes that should be deferred.
The average mine cost per tonne of the component is calculated as the total expected costs to be incurred to mine the relevant component of the ore body, divided by the number of tonnes expected to be mined from the component. The average mine cost per tonne of the component to which the stripping activity asset relates are recalculated annually in the light of additional knowledge and changes in estimates.

Development expenditure
Development activities commence after project sanctioning by the appropriate level of management. Judgement is applied by management in determining when a project has reached a stage at which economically recoverable reserves exist such that development may be sanctioned.
In exercising this judgement, management is required to make certain estimates and assumptions that may change as new information becomes available. If, after having started the development activity, a judgement is made that a development asset is impaired, the appropriate amount will be written off to the income statement.

Impairment
If there are impairment indicators, estimates are prepared of expected future cash flows for each group of assets. Expected future cash flows used in impairment calculations, which are based on life-of-mine plans, are inherently uncertain and could materially change over time and impact the recoverable amount. Life-of-mine plans range from four years to 26 years. The cash flows are significantly affected by a number of factors including published Mineral Reserve, Mineral Resource, exploration potential and production estimates, together with economic factors such as spot and future metal prices, discount rates, foreign currency exchange rates, estimates of costs to produce Mineral Reserve and future capital expenditure. The discount rate used is the weighted average cost of capital (WACC), which is derived from a pricing model. In determining the WACC for each cash generating unit, sovereign and mining risk factors are considered to determine country specific risks. The estimated future cash flows and discount rates are post-tax.

Production start date
The Group assesses the stage of each mine construction project to determine when a project moves into the production stage. The criteria used to assess the start date are determined by the unique nature of each mine construction project and include factors such as the complexity of a plant and its location. The Group considers various relevant criteria to assess when the construction project is substantially complete and ready for its intended use and moves into the production stage. The criteria used in the assessment would include, but are not limited to the following:
•the level of capital expenditure compared to the construction cost estimates;
•completion of a reasonable period of testing of the constructed asset;
•adequacy of stope face;
•ability to produce metals in saleable form (within specifications); and
•ability to sustain ongoing production of metal.
When a mine construction project moves into the production stage, the capitalisation of certain mine construction costs ceases and costs are either regarded as inventory or expensed, except for capitalisable costs related to mining asset additions or improvements, underground mine development, deferred stripping activities, or ore reserve development.

Mineral Reserve estimates
The Group reports its Mineral Resource and Mineral Reserve in accordance with Subpart 1300 of Regulation S-K (17 CFR § 229.1300)
(“Regulation S-K 1300”). A Mineral Reserve estimate is an estimate of tonnage and grade or quality of Indicated and Measured Mineral
Resource that can be the basis of an economically viable project. More specifically, it is the economically mineable part of a Measured or
Indicated Mineral Resource, which includes diluting materials and allowances for losses that may occur when the material is mined or extracted. In order to estimate the Mineral Reserve, estimates and assumptions are required about a range of geological, technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs, transport costs, commodity demand, commodity prices and exchange rates.
Estimating the quantity and/or grade of the Mineral Reserve requires the size, shape and depth of ore bodies to be determined by analysing geological data such as the logging and assaying of drill samples. This process may require complex and difficult geological judgements and calculations to interpret the data.
With the change in the economic assumptions used to estimate the Mineral Reserve from period to period, and because additional geological data is generated during the course of operations, estimates of the Mineral Reserve may change from period to period. Changes in the reported
Mineral Reserve may affect the Group’s financial results and financial position in a number of ways, including the following:
•asset carrying values may be affected due to changes in estimated future cash flows;
•depreciation, depletion and amortisation charged in the income statement may change where such charges are determined by the units-of-production method, or where the useful economic lives of assets change;
•overburden removal costs, including production stripping activities, recorded on the statement of financial position or charged in the income statement may change due to changes in stripping ratios or the units-of-production method of depreciation;
•decommissioning site restoration and environmental provisions may change where changes in the estimated Mineral Reserve affect expectations about the timing or cost of these activities; and
•the carrying value of deferred tax assets may change due to changes in estimates of the likely recovery of the tax benefits.

Significant accounting judgements and estimates
Various factors are considered in assessing whether an arrangement contains a lease, including whether a service contract includes the implicit right to substantially all the economic benefits from assets used in providing the service and whether the Group directs how and for what purpose the assets are used.
In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated). The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment and that is within the control of the lessee. The Company applies the considerations for short-term leases where leases are modified to extend the period by 12 months or less on expiry and these modifications are assessed on a standalone-basis.
In determining the incremental borrowing rates, management considers the term of the lease, the nature of the asset being leased, in country borrowings as well as other sources of finance.

Significant accounting judgements and estimates For significant accounting judgements and estimates relating to impairments see Note 12.

Significant accounting judgements and estimates
Stockpiles and metals in process
Costs that are incurred in or benefit the production process are accumulated in stockpiles and metals in process values. Net realisable value tests are performed at least annually and represent the estimated future sales price of the product, based on prevailing and long-term metals prices, less estimated costs to complete production and bring the product to sale.
Surface and underground stockpiles and metals in process are measured by estimating the number of tonnes added and removed from the stockpile, the number of contained ounces based on assay data, and the estimated recovery percentage based on the expected processing method. Stockpile ore tonnages are verified by periodic surveys.
Although the quantities of recoverable metal are reconciled by comparing the grades of ore to the quantities of metals actually recovered
(metallurgical balancing), the nature of the process inherently limits the ability to precisely monitor recoverability levels. As a result, the metallurgical balancing process is constantly monitored and engineering estimates are refined based on actual results over time.
Variations between actual and estimated quantities resulting from changes in assumptions and estimates that do not result in write-downs to net realisable value are accounted for on a prospective basis.

Significant accounting judgements and estimates
Provision for environmental obligations
The Group incurs obligations to close, restore and rehabilitate its mine sites affected by mining and exploration activities which are subject to various laws and regulations governing the protection of the environment. The Group recognises management’s best estimate for decommissioning and restoration obligations in the period in which they are incurred and the costs can be reasonably estimated. The determination of the provision is based on, among other considerations, judgements and estimates of current damage caused, timing and amount of future costs to be incurred to rehabilitate the mine sites, estimates of future inflation, exchange rates and discount rates. Future changes to environmental laws and regulations, technology, life-of-mine estimates, inflation rates, foreign currency exchange rates and discount rates could affect the carrying amount of this provision, cannot be predicted with certainty and could have a material impact on AngloGold
Ashanti’s business, financial condition, results of operations and cash flows.
Provision for silicosis
The Group, together with other mining companies, were named in a class action suit for silicosis and tuberculosis which was certified by the
Johannesburg High Court in May 2016. On 26 July 2019, the Johannesburg High Court approved the settlement of the silicosis and tuberculosis class action suit between the Occupational Lung Disease Gold Working Group (the Working Group) – representing AngloGold
Ashanti, Gold Fields, African Rainbow Minerals, Anglo American SA, Harmony and Sibanye Stillwater – and lawyers representing affected mineworkers (settlement agreement). A jointly controlled Special Purpose Vehicle has been set up to act as an agent for the Working Group in relation to certain matters set out in the settlement agreement and trust deed. Claims will be accepted for a twelve-year period with an effective date of December 2019.
The Settlement Agreement in the silicosis and tuberculosis class action litigation became operational on 10 December 2019. A settlement trust, known as the Tshiamiso Trust, was established to carry out the terms of the Settlement Agreement. Significant judgement is applied in estimating the costs that will be incurred to settle the silicosis class action claims and related expenditure. The final costs may differ from current cost estimates. The provision is based on actuarial assumptions including:
•silicosis prevalence rates;
•estimated settlement per claimant;
•benefit take-up rates;
•disease progression rates;
•timing of cashflows; and
•discount rate.
Management believes the assumptions are appropriate, however changes in the assumptions may materially affect the provision and final costs of settlement.

Significant accounting judgements and estimates
Post-retirement obligations
The determination of the Group's obligation and expense for post-retirement liabilities, including the Group’s reimbursive asset relating to annuities purchased to fund the obligation, depends on the selection of certain assumptions used by actuaries to calculate amounts. These assumptions include, among others, the discount rate, health care inflation costs, rates of increase in compensation costs and the number of employees who reach retirement age before the mine reaches the end of its life. While AngloGold Ashanti believes that these assumptions are appropriate, significant changes in the assumptions may materially affect post-retirement obligations as well as future expenses, which may result in an impact on earnings in the periods that the changes in these assumptions occur.

Significant accounting judgements and estimates
When a loss is considered probable and can be reliably estimated, a liability is recorded in the amount of the best estimate for the ultimate loss.
The likelihood of a loss with respect to a contingency can be difficult to predict and determining a meaningful estimate of the loss or a range of loss may not always be practicable based on the information available at the time and the potential effect of future events and decisions by third parties that will determine the ultimate resolution of the contingency. It is not uncommon for such matters to be resolved over many years, during which time relevant developments and new information is continuously evaluated to determine both the likelihood of any potential loss and whether it is possible to reasonably estimate a range of possible losses. When a loss is probable but a reasonable estimate cannot be made, disclosure is provided.
In determining the threshold for disclosure on a qualitative and quantitative basis, management considers the potential for a disruptive effect on the normal functioning of the Group and/or whether the contingency could impact investment decisions. Such qualitative matters considered are reputational risks, regulatory compliance issues and reasonable investor considerations.
As a global company, the Group is exposed to numerous legal risks. The outcome of currently pending and future proceedings cannot be predicted with certainty.  Litigation and other judicial proceedings as a rule raise difficult and complex legal issues and are subject to uncertainties and complexities including, but not limited to, the facts and circumstances of each particular case, issues regarding the jurisdiction in which each suit is brought and differences in applicable law. Upon resolution of any pending legal matter, the Group may be forced to incur charges in excess of the presently established provisions and related insurance coverage. It is possible that the financial position, results of operations or cash flows of the Group could be materially affected by the unfavourable outcome of litigation.

Significant accounting judgements and estimates
Deferred compensation asset - Mponeng
As at 31 December 2023, the deferred compensation asset ($25m) was valued using a discount rate of 8.4% (2022: 8.0%) and production plans over the deferred compensation period as received from Harmony. The fair value calculated for the deferred compensation asset is level
3 in the fair value hierarchy due to the use of unobservable inputs. As at 31 December 2023, no portion of the deferred compensation related to
Harmony developing below infrastructure has been included in the deferred compensation asset.
A reasonable possible change in the number of ounces used in the weighted probability calculation would not have a material impact on the fair value of the deferred compensation asset.
Deferred compensation asset - Gramalote
As at 31 December 2023, the deferred compensation asset ($23m) was valued using a discount rate of 9.4% and future contingent considerations as per the purchase agreement. The assumptions used in the valuation included the timing and probability of contingent considerations.
A reasonable possible change in the assumptions used in the weighted probability calculation would not have a material impact on the fair value of the deferred compensation asset.

Taxation

Accounting policies
Deferred taxation is recognised on all qualifying temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes.
Deferred tax assets are only recognised to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future and future taxable profit will be available against which the temporary difference can be utilised.
The carrying amount of deferred tax assets is reviewed at each reporting date.
Deferred tax assets and liabilities are measured at future anticipated tax rates, which have been enacted or substantively enacted at the reporting date.
Current and deferred tax is recognised as income or expense and included in profit or loss for the period, except to the extent that the tax arises from a transaction or event which is recognised, in the same or a different period in other comprehensive income or directly in equity, or an acquisition that is a business combination.
Current tax is measured on taxable income at the applicable statutory rate enacted or substantively enacted at the reporting date. Interest and penalties, if any, are recognised in the income statement as part of taxation expense if based on the specific facts and circumstances, the entity has determined that the interest (receivable or payable) and penalties payable to the tax authorities are an income tax.

Tangible assets
Accounting policies
Tangible assets are recorded at cost less accumulated amortisation, accumulated impairments and reversal of impairments. Cost includes the present value of related future decommissioning costs.
Interest on borrowings relating to the financing of major capital projects under construction is capitalised during the construction phase as part of the cost of the project. Such borrowing costs are capitalised over the period during which the asset is being acquired or constructed and borrowings have been incurred. Capitalisation ceases when construction is interrupted for an extended period or when the asset is substantially complete. Other borrowing costs are expensed as incurred.
For assets amortised on the units-of-production method, amortisation is calculated to allocate the cost of each asset to its residual value over its estimated useful life. For assets not amortised on the units-of-production method, amortisation is calculated on a straight line basis over its expected useful life.

Mine development costs
Mine development costs
Capitalised mine development costs include expenditure incurred to develop new ore bodies, to define further mineralisation in existing ore bodies and, to expand the capacity of a mine. Mine development costs include acquired Proven and Probable Mineral Reserve at cost at the acquisition date. These costs are amortised from the date on which the assets are ready for use as intended by management.
Depreciation, depletion and amortisation of mine development costs are computed by the units-of-production method based on estimated
Proven and Probable Mineral Reserve. The Proven and Probable Mineral Reserve reflects estimated quantities of Mineral Reserve which can be recovered economically in the future from known mineral deposits.
Capitalised mine development costs also include stripping activity assets relating to production stripping activities incurred in the production phase of open-pit operations of the Group. Stripping activity assets are amortised on a units-of-production method based on the Mineral
Reserve of the component of the orebody to which these assets relate. Amortisation of stripping activity assets is included in cost of sales.

Mine infrastructure
Mine infrastructure
Mine plant facilities, including decommissioning assets, are amortised using the lesser of their useful life or units-of-production method based on estimated Proven and Probable Mineral Reserve.

Land and assets under construction	Land and assets under construction Land and assets under construction are not depreciated and are measured at historical cost less impairments.
Mineral rights and dumps	Mineral rights and dumps Mineral rights are amortised using the units-of-production method based on the estimated Proven and Probable Mineral Reserve. Dumps are amortised over the period of treatment.
Exploration and evaluation assets
Exploration and evaluation assets
All pre-licence and exploration costs, including geological and geographical costs, labour, Mineral Resource and exploratory drilling cost, are expensed as incurred, until it is concluded that a future economic benefit will more likely than not be realised. In evaluating if expenditures meet this criterion to be capitalised, several different sources of information are used depending on the level of exploration. While the criterion for concluding that expenditure should be capitalised is always probable, the information used to make that determination depends on the level of exploration:
•Costs on greenfield sites, being those where the Group does not have any mineral deposits which are already being mined or developed under the planned method of extraction, are expensed as incurred until the Group is able to demonstrate that future economic benefits are probable, which generally will be the establishment of Proven and Probable Mineral Reserve at this location;
•Costs on brownfield sites, being those adjacent to mineral deposits which are already being mined or developed under the planned method of extraction, are expensed as incurred until the Group is able to demonstrate that future economic benefits are probable, which generally will be the establishment of increased inclusive Proven and Probable Mineral Resource after which the expenditure is capitalised as mine development cost; and
•Costs relating to extensions of mineral deposits, which are already being mined or developed, including expenditure on the definition of mineralisation of such mineral deposits, are capitalised as mine development cost.
Costs relating to property acquisitions are capitalised within mine development costs.

Intangible assets

Accounting policies
Where an investment in a subsidiary, joint venture or an associate is made, any excess of the consideration transferred over the fair value of the attributable Mineral Resource including value beyond Proven and Probable Mineral Reserve, exploration properties and net assets is recognised as goodwill.
Goodwill is not amortised, is tested annually for impairment or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable and carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold. Goodwill is allocated to cash generating units for the purpose of impairment testing.

Functional currency
Accounting policies
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the ‘functional currency’).  The functional currency of the parent company is United States Dollars.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions.
Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies, are recognised in profit or loss.

Foreign currency translation
The results and financial position of all Group entities (none of which has the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are translated into the presentation currency using closing rates of exchange at the reporting date for assets and liabilities, average rates of exchange for the year for income and expense items and historical rates of exchange for equity items. All resulting exchange differences are recognised in other comprehensive income and presented as a separate component of equity
(foreign currency translation reserve, or FCTR).
Exchange differences arising from the translation of the net investment in foreign operations are accounted for as other comprehensive income on consolidation. On realisation of net investments in foreign operations, the resulting FCTR is recycled to the income statement. On disposal of non-foreign operations, where the parent’s functional currency, is the same as the subsidiary’s, associate’s, joint venture’s or branch’s functional currency, no reclassification of FCTR is required.

Investments in associates and joint ventures

Accounting policies
A joint venture is an entity in which the Group holds a long-term interest and which the Group and one or more other ventures jointly control under a contractual arrangement, that provides for strategic, financial and operating policy decisions relating to the activities requiring unanimous consent of the parties sharing control. In a joint venture the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities. An associate is an investment over which the Group exercises significant influence, but not control or joint control, over the financial and operating policies and normally owns between 20% and 50% of the voting equity.
Joint ventures and Associates are equity-accounted from the effective date of acquisition to the effective date of disposal. Any losses of equity-
accounted investments are accounted for in the consolidated financial statements until the investment in such investments is written down to zero. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such investees.
The carrying value of equity-accounted investments represents the cost of each investment, including goodwill, balance outstanding on loans advanced if the loan forms part of the net investment in the investee, any impairment / impairment reversals recognised, the share of post-
acquisition retained earnings and losses, and any other movements in reserves. The carrying value of equity-accounted investments is reviewed when indicators arise and if any impairment / impairment reversal has occurred; it is recognised in the period in which the impairment arose. If necessary, impairment and impairment reversals on loans and equity are reported under share of joint ventures and associates profit and loss.
In the statement of cash flows, dividends received from joint ventures are included in operating activities as the Group has joint control over the strategic, financial and operating policy decisions. Dividends received from associates are included in investing activities as the Group only exercises significant influence over the financial and operating policies.

Inventories

Accounting policies
Inventories are valued at the lower of cost and net realisable value after appropriate allowances for redundant and obsolete items. Cost is determined on the following bases:
•metals in process are valued at the average total production cost at the relevant stage of production;
•gold doré/bullion is valued on an average total production cost method;
•ore stockpiles are valued at the average moving cost of mining and stockpiling the ore. Stockpiles are classified as a non-current asset where the stockpile exceeds current processing capacity;
•by-products, which include silver and sulphuric acid, are valued using an average total production cost method;
•mine operating supplies are valued at average cost; and
•heap leach pad materials are measured on an average total production cost basis.
A portion of the related depreciation, depletion and amortisation charge is included in the cost of inventory. Inventory write downs are included in cost of sales.

Trade, other receivables and other assets

Significant accounting judgements and estimates
Recoverable tax, rebates, levies and duties
In a number of countries, particularly in Tanzania and Argentina, AngloGold Ashanti is due refunds of indirect tax which remain outstanding for periods longer than those provided for in the respective statutes. The Group uses probability weighted discounting models together with the expected timing of recovery of these refunds to estimate their fair values and related discounting effects which are updated at each reporting period. Timing of the recoverability and the resultant probabilities is updated based on several factors including ongoing correspondence and meetings with the relevant authorities and available income taxes for off-sets, if applicable.  Where the recovery of the indirect tax refunds is tied to off-set arrangements against income taxes, the modeled scenarios incorporate judgements around the applicable mine’s business plan and availability of future income tax off-sets. The Group consults tax and legal specialists to determine the current basis of applicable laws and regulations in the associated jurisdictions which are highly complex and subject to interpretation. Future changes to such laws and regulations or the interpretation thereof could have a material impact on the carrying value of these assets, results of operations and cash flows.
In addition, AngloGold Ashanti has unresolved non-income tax disputes in a number of countries, particularly in Tanzania, Brazil and Argentina.
If the outstanding input taxes are not received and these disputes are not resolved in a manner favourable to AngloGold Ashanti, it could have a material adverse effect upon the carrying value of these assets and AngloGold Ashanti’s results of operations.

Cash restricted for use

Accounting policies
Cash restricted for use comprises cash and cash equivalents including amounts held in escrow, trust, separate bank accounts and cash held by joint operations which are not available for general use by the Group. Cash restricted for use for more than 12 months after year-end is classified as a non-current financial asset.

Cash and cash equivalents

Accounting policies
Cash and cash equivalents comprise cash on hand, deposits on call and other short-term highly liquid investments with a maturity period of three months or less at date of purchase. Cash and cash equivalents are stated at carrying amount which fairly approximates its fair value. For the purposes of the statement of cash flows, cash and cash equivalents is net of bank overdrafts as it forms an integral part of the Group’s cash management.

Impairment of non-financial assets
Impairment of non-financial assets
The Group’s non-financial assets, other than inventories and deferred tax assets, are reviewed at each reporting date or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable, to determine whether there is any indication of impairment.
An impairment test is performed annually on all goodwill, intangible assets not yet in use and intangible assets with indefinite useful lives irrespective of whether any impairment indicators have been identified.
For non-financial assets or cash generating units (CGUs), in circumstances in which indicators of impairment are identified, a formal impairment test is required to be carried out. The impairment test compares the assets or cash generating units (CGUs) carrying amount with its recoverable amount. The recoverable amount is the higher of the amounts calculated under the fair value less cost of disposal and value in use approaches.
The future cash flows are adjusted for risks specific to the asset and is adjusted where applicable to consider any specific risks relating to the country where the asset or cash-generating unit is located. Future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money.
A CGU is the smallest identifiable Group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. The composition and nature of the Group’s CGUs vary and is determined largely by identifying the smallest identifiable group of assets that generates independent cash inflows and factors specific to the Group’s mining operations. The Group’s CGUs are generally at the individual mine level, with some operating mines consisting of a combination of shafts and/or pits.
Exploration assets are tested for impairment whenever facts and circumstances indicate that the carrying amount is not recoverable. Assets will be allocated to CGUs or groups of CGUs based on how the entity manages its operations i.e., by mineral within a specific geographic area. An impairment loss is recognised for the amount by which the assets or CGUs carrying amount exceeds their recoverable amount.
At the reporting date the Group assesses whether any of the indicators which gave rise to previously recognised impairments have changed such that the impairment loss no longer exists or may have decreased. The impairment loss is then assessed on the original factors for reversal and if indicated, such reversal is recognised.

Leases

Accounting policies
The Group assesses whether a contract is or contains a lease, at inception of a contract. The Group recognises a right of use asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less with no purchase option) and leases of low value assets, where the recognition exemption is applied. For these leases, the Group recognises the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Group uses its incremental borrowing rate. The incremental borrowing rate is the rate that the Group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right of use asset in a similar economic environment with similar terms, security and conditions. The Group applies a single discount rate for contracts that share similar characteristics. The Group has determined that contracts that are denominated in the same currency will use a single discount rate. Contracts may contain both lease and non-lease components. The Group allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices.
Lease payments included in the measurement of the lease liability comprise:
•fixed lease payments (including in-substance fixed payments), less any lease incentives;
• variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
•amount expected to be payable by the lessee under residual value guarantees;
•the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and
•payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.
The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.
The Group remeasures the lease liability (and makes a corresponding adjustment to the related right of use asset) whenever:
•the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;
•the lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or
•a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.
The right of use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day, any initial direct costs and restoration costs as described below. They are subsequently measured at cost less accumulated depreciation and impairment losses.
The lease term is determined as the non-cancellable period of a lease, together with:
•periods covered by an option to extend the lease if the Group is reasonably certain to make use of that option; and / or
•periods covered by an option to terminate the lease, if the Group is reasonably certain not to make use of that option.
Whenever the Group incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognised and measured under IAS 37
‘Provisions, Contingent Liabilities and Contingent Assets’. The costs are included in the related right of use asset, unless those costs are incurred to produce inventories.
Right of use assets are depreciated over the shorter period of lease term and useful life of the underlying asset. If a lease transfers ownership of the underlying asset or the cost of the right of use asset reflects that the Group expects to exercise a purchase option, the related right of use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.
The Group applies IAS 36 ‘Impairment of Assets’ to determine whether a right of use asset is impaired and accounts for any identified impairment loss accordingly.

Environmental rehabilitation provisions
Accounting policies
Environmental expenditure
The Group has long term remediation obligations comprising decommissioning and restoration liabilities relating to its past operations which are based on the Group’s environmental management plans, in compliance with current environmental and regulatory requirements.
Provisions for non-recurring remediation costs are made when there is a present obligation, it is probable that expenditure on remediation work will be required and the cost can be estimated within a reasonable range of possible outcomes. The costs are based on currently available facts, technology expected to be available at the time of the clean-up, laws and regulations presently or virtually certain to be enacted and prior experience in remediation of contaminated sites.
Decommissioning costs
The provision for decommissioning represents the cost that will arise from dismantling and removing an asset and restoring the site on which it is located. The obligation is incurred at the time the asset is put in place or as a consequence of using the asset for purposes other than to produce inventories. Accordingly, a provision and a decommissioning asset is recognised and included within mine infrastructure.
Decommissioning costs are provided at the present value of the expenditures expected to settle the obligation, using estimated cash flows based on current prices. The unwinding of the decommissioning obligation is included in the income statement as finance costs. Estimated future costs of decommissioning obligations are reviewed regularly and adjusted as appropriate for new circumstances or changes in law or technology. Changes in estimates are capitalised or reversed against the relevant asset. Estimates are discounted at a pre-tax rate that reflects current market assessments of the time value of money.
Gains or losses from the expected disposal of assets are not taken into account when determining the provision.
Restoration costs
The provision for restoration represents the cost of restoring site damage as a result of operating the asset to produce inventories. Changes in the provision are recorded in the income statement as a cost of production.
Restoration costs are estimated at the present value of the expenditures expected to settle the obligation, using estimated cash flows based on current prices and adjusted for risks specific to the liability. The estimates are discounted at a pre-tax rate that reflects current market assessments of the time value of money.

Other provisions
Other
Litigation and administrative proceedings are evaluated on a case-by-case basis considering the information available, including that of legal counsel, to assess potential outcomes. Where it is considered probable that an obligation will result in an outflow of resources, a provision is recorded for the present value of the expected cash outflows if these are reasonably measurable. These provisions cover the estimated payments to plaintiffs, court fees and the cost of potential settlements.
Where some or all of the expenditure required to settle a provision is expected to be reimbursed by another party, the reimbursement is recognised only when the reimbursement is virtually certain. The amount to be reimbursed is recognised as a separate asset. Where the
Group has a joint and several liability with one or more other parties, no provision is recognised to the extent that those other parties are expected to settle part or all of the obligation.

Post employment benefit obligations

Accounting policies
Post-employment benefit obligations
Some Group companies provide post-retirement health care benefits to their retirees. The entitlement to these benefits is usually conditional on the employee remaining in service up to retirement age and completion of a minimum service period. The expected costs of these benefits are accrued over the period of employment using an accounting methodology on the same basis as that used for defined benefit pension plans.
Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recorded in other comprehensive income immediately. These obligations are valued annually by independent qualified actuaries.
Some of these obligations are funded with a purchased insurance policy to which the Group contributes premiums to. As this insurance policy does not meet the definition of a qualifying insurance policy the Group recognises its right to reimbursement under the insurance policy as a separate asset measured at fair value, similar to a defined benefit plan asset. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are recorded in other comprehensive income immediately. These assets are valued annually by independent qualified actuaries.

Financial instruments
Accounting policies
Financial instruments are initially recognised at fair value when the Group becomes a party to their contractual arrangements. Transaction costs directly attributable to the instrument’s acquisition or issue are included in the initial measurement of financial assets and financial liabilities, except financial instruments classified as at fair value through profit or loss (FVTPL), which are expensed. The subsequent measurement of financial instruments is dealt with below.

Financial liabilities
Financial liabilities
Financial liabilities are classified as measured at amortised cost using the effective interest rate method. Financial liabilities subsequently measured at amortised cost compromises of interest bearing borrowings, bank overdrafts and trade and other payables.
A financial liability is derecognised when the obligation under the liability is discharged, cancelled or expires. The Group also derecognises a financial liability when its terms are modified and the cash flows of the modified liability are substantially different. In this case a new financial liability based on the modified terms is recognised at fair value.

Financial assets
Financial assets
A financial asset is classified as measured at:
•Amortised cost;
•Fair value through other comprehensive income (FVTOCI) - equity instruments; or
•FVTPL.
Assets at amortised cost include trade, other receivables and other assets, cash restricted for use and cash and cash equivalents. Interest income from these financial assets is included in finance income using the effective interest rate method. The trade receivables from provisional gold concentrate sales are carried at fair value through profit or loss and are marked-to-market at the end of each period until final settlement occurs, with changes in fair value classified as provisional price adjustments and included as a component of revenue.
On derecognition of a financial asset, the difference between the proceeds received or receivable and the carrying amount of the asset is included in profit or loss. Impairment losses are presented in the statement of profit or loss. A gain or loss on a debt investment that is subsequently measured at FVTPL is recognised in profit or loss and presented net within foreign exchange and fair value adjustments in the period in which it arises.